Taxes on Income (Schedule of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 2,777	$ 3,746	$ 1,140
Deferred	413	2,776	1,306
Income tax expense	3,190	6,522	2,446
Domestic (Israel)	1,270	1,048	664
Foreign	1,920	5,474	1,782
Income tax expense	$ 3,190	$ 6,522	$ 2,446